FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets, Carrying amount
Cash and cash equivalents, Carrying amount	$ 1,043	$ 5,119	$ 67,531	$ 106,255
Restricted cash, Carrying amount	1,342	281
Trade receivables, net, Carrying amount	3,586	12,522
Other receivablee, Carrying amount	4,980	3,398
Liabilities, Carrying amount
Accounts payable, trade, Carrying amount	13,434	38,927
Current portion of long-term debt, Carrying amount	78,739	339,722
Senior convertible notes, net, Carrying amount	62,552	53,391
Derivative financial instruments, Carrying amount	767	8,808
Capital lease obligations, Carrying amount	0	107,527
Due to managing agent, Carrying amount	184	184
Assets Fair Value
Cash and cash equivalents, Fair Value	1,043	5,119
Restricted cash, Fair Value	1,342	281
Trade receivables, net, Fair Value	3,586	12,522
Other receivables, Fair Value	4,980	3,398
Liabilities, Fair Value
Accounts payable, trade, Fair Value	13,434	38,927
Current portion of long-term debt, Fair Value	17,400	207,281
Senior convertible notes, net, Fair Value	62,552	94,289
Derivative financial instruments, Fair Value	767	8,808
Capital lease obligations, Fair Value	0	69,812
Due to managing agent, Fair Value	$ 184	$ 184